UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-5877

Dreyfus Strategic Municipal Bond Fund, Inc. (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	11/30
Date of reporting period:	2/28/09

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Strategic Municipal Bond Fund, Inc.
February 28, 2009 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--148.3%	Rate (%)	Date	Amount ($)	Value ($)
Alaska--4.7%
Alaska Housing Finance
Corporation, General Mortgage
Revenue (Insured; MBIA, Inc.)	6.05	6/1/39	11,915,000	11,922,626
Alaska Housing Finance
Corporation, Single-Family
Residential Mortgage Revenue
(Veterans Mortgage Program)	6.25	6/1/35	3,975,000	4,006,204
Arizona--2.7%
Glendale Western Loop 101 Public
Facilities Corporation, Third
Lien Excise Tax Revenue	7.00	7/1/33	6,010,000	6,351,668
Pima County Industrial Development
Authority, Education Revenue
(American Charter Schools
Foundation Project)	5.50	7/1/26	4,000,000	2,882,440
Arkansas--.7%
Arkansas Development Finance
Authority, SFMR (Mortgage
Backed Securities Program)
(Collateralized: FNMA and GNMA)	6.25	1/1/32	2,265,000	2,326,268
California--9.6%
Beverly Hills Unified School
District, GO	0.00	8/1/30	8,000,000 a	2,359,520
California Department of Veteran
Affairs, Home Purchase Revenue	5.20	12/1/28	2,950,000	2,949,823
California Educational Facilities
Authority, Revenue (University
of Southern California)	5.25	10/1/38	5,000,000	5,105,550
California Enterprise Development
Authority, Sewage Facilities
Revenue (Anheuser-Busch
Project)	5.30	9/1/47	1,000,000	703,930
California Health Facilities
Financing Authority, Revenue
(Cedars-Sinai Medical Center)	6.25	12/1/09	3,750,000 b	3,949,275
California Housing Finance Agency,
Home Mortgage Revenue	5.05	8/1/27	2,500,000	2,070,450
California Pollution Control
Financing Authority, SWDR
(Waste Management, Inc.
Project)	5.13	11/1/23	1,500,000	1,253,505
California Statewide Communities
Development Authority,
Environmental Facilities
Revenue (Microgy Holdings
Project)	9.00	12/1/38	2,000,000	1,597,320
Golden State Tobacco

Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/33	2,535,000	1,579,001
Los Angeles Department of Water
and Power, Power System Revenue	5.00	7/1/34	2,885,000	2,827,935
Sacramento City Unified School
District, GO (Insured; FSA)	0.00	7/1/24	5,220,000 a	2,266,994
Santa Margarita/Dana Point
Authority, Revenue (Santa
Margarita Water District
Improvement Districts Numbers
2, 3 and 4)	5.13	8/1/38	5,000,000	4,928,750
Silicon Valley Tobacco
Securitization Authority,
Tobacco Settlement
Asset-Backed Bonds (Santa
Clara County Tobacco
Securitization Corporation)	0.00	6/1/36	15,290,000 a	986,664
Colorado--3.7%
Colorado Health Facilities
Authority, Revenue (American
Baptist Homes of the Midwest
Obligated Group)	5.90	8/1/37	2,500,000	1,511,925
Colorado Health Facilities
Authority, Revenue (American
Housing Foundation I, Inc.
Project)	8.50	12/1/11	1,870,000 b	2,179,055
Colorado Housing Finance
Authority, Single Family
Program Senior and Subordinate
Bonds (Collateralized; FHA)	6.60	8/1/32	1,440,000	1,508,832
Northwest Parkway Public Highway
Authority, Revenue	7.13	6/15/11	7,000,000 b	7,484,470
Connecticut--4.1%
Connecticut Development Authority,
PCR (Connecticut Light and
Power Company Project)	5.95	9/1/28	9,000,000	7,521,750
Connecticut Resources Recovery
Authority, Special Obligation
Revenue (American REF-FUEL
Company of Southeastern
Connecticut Project)	6.45	11/15/22	4,985,000	4,491,286
Mohegan Tribe of Indians of
Connecticut Gaming Authority,
Priority Distribution Payment
Public Improvement Revenue	6.25	1/1/31	3,470,000 c	1,997,367
District of Columbia--1.4%
District of Columbia Tobacco
Settlement Financing
Corporation, Tobacco
Settlement Asset-Backed Bonds	0.00	6/15/46	104,040,000 a	2,021,497
Metropolitan Washington Airports
Authority, Special Facility
Revenue (Caterair
International Corporation)	10.13	9/1/11	2,700,000	2,609,010
Florida--6.7%

Escambia County,
EIR (International Paper
Company Project)	5.00	8/1/26	1,825,000	1,074,377
Florida Housing Finance
Corporation, Housing Revenue
(Seminole Ridge Apartments)
(Collateralized; GNMA)	6.00	4/1/41	6,415,000	6,426,739
Highlands County Health Facilities
Authority, HR (Adventist
Health System/Sunbelt
Obligated Group)	5.25	11/15/36	2,875,000	2,415,719
Jacksonville Economic Development
Commission, Health Care
Facilities Revenue (Florida
Proton Therapy Institute
Project)	6.25	9/1/27	2,095,000 c	1,565,950
Orange County Health Facilities
Authority, HR (Orlando
Regional Healthcare System)	6.00	10/1/09	70,000 b	72,913
Orange County Health Facilities
Authority, HR (Orlando
Regional Healthcare System)	6.00	10/1/26	3,675,000	3,384,491
Orange County Health Facilities
Authority, Revenue (Adventist
Health System)	6.25	11/15/12	3,000,000 b	3,404,220
Orange County School Board,
COP (Master Lease Purchase
Agreement) (Insured; Assured
Guaranty)	5.50	8/1/34	4,500,000 d	4,459,635
Georgia--1.6%
Augusta,
Airport Revenue	5.45	1/1/31	2,500,000	1,592,325
Georgia Housing and Finance
Authority, SFMR	5.60	12/1/32	2,090,000	1,982,616
Savannah Economic Development
Authority, EIR (International
Paper Company Project)	6.20	8/1/27	2,670,000	1,822,328
Idaho--.1%
Idaho Housing and Finance
Association, SFMR
(Collateralized; FNMA)	6.35	1/1/30	225,000	226,325
Illinois--5.9%
Chicago,
SFMR (Collateralized: FHLMC,
FNMA and GNMA)	6.25	10/1/32	1,430,000	1,472,871
Chicago O'Hare International
Airport, Special Facility
Revenue (American Airlines,
Inc. Project)	5.50	12/1/30	4,000,000	1,742,720
Illinois Health Facilities
Authority, Revenue (Advocate
Health Care Network)	6.13	11/15/10	5,000,000 b	5,423,300
Illinois Health Facilities
Authority, Revenue (OSF
Healthcare System)	6.25	11/15/09	10,900,000 b	11,427,451

Indiana--1.9%
Franklin Township School Building
Corporation, First Mortgage
Bonds	6.13	7/15/10	6,000,000 b	6,544,260
Kentucky--.9%
Louisville/Jefferson County Metro
Government, Health Facilities
Revenue (Jewish Hospital and
Saint Mary's Healthcare, Inc.
Project)	6.13	2/1/37	3,000,000	2,952,540
Louisiana--3.4%
Lakeshore Villages Master
Community Development
District, Special Assessment
Revenue	5.25	7/1/17	1,987,000	1,511,849
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, Revenue (Westlake
Chemical Corporation Projects)	6.75	11/1/32	4,000,000	2,653,800
West Feliciana Parish,
PCR (Entergy Gulf States
Project)	7.00	11/1/15	3,000,000	2,921,430
West Feliciana Parish,
PCR (Entergy Gulf States
Project)	6.60	9/1/28	4,700,000	4,441,970
Maryland--1.4%
Maryland Economic Development
Corporation, Senior Student
Housing Revenue (University of
Maryland, Baltimore Project)	5.75	10/1/33	2,550,000	1,444,320
Maryland Industrial Development
Financing Authority, EDR
(Medical Waste Associates
Limited Partnership Facility)	8.75	11/15/10	3,710,000	3,181,993
Massachusetts--6.2%
Massachusetts Educational
Financing Authority, Education
Loan Revenue (Insured; Assured
Guaranty)	6.13	1/1/22	8,000,000	8,153,920
Massachusetts Health and
Educational Facilities
Authority, Revenue (Civic
Investments Issue)	9.00	12/15/12	1,900,000 b	2,325,106
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	5.75	7/1/32	115,000	115,250
Massachusetts Housing Finance
Agency, Housing Revenue	7.00	12/1/38	5,000,000	5,334,300
Massachusetts Housing Finance
Agency, SFHR	5.00	12/1/31	6,000,000	5,307,300
Michigan--4.2%
Kent Hospital Finance Authority,
Revenue (Metropolitan Hospital

Project)	6.00	7/1/35	4,000,000	2,792,760
Michigan Strategic Fund,
SWDR (Genesee Power Station
Project)	7.50	1/1/21	7,720,000	6,193,910
Royal Oak Hospital Finance
Authority, HR (William
Beaumont Hospital Obligated
Group)	8.00	9/1/29	5,000,000	5,305,550
Minnesota--2.3%
Saint Paul Housing and
Redevelopment Authority,
Hospital Facility Revenue
(HealthEast Project)	6.00	11/15/35	11,250,000	7,901,887
Mississippi--1.0%
Mississippi Business Finance
Corporation, PCR (System
Energy Resources, Inc. Project)	5.90	5/1/22	4,260,000	3,513,265
Missouri--1.6%
Missouri Health and Educational
Facilities Authority, Health
Facilities Revenue (BJC Health
System)	5.25	5/15/32	5,900,000	5,552,785
Nebraska--.2%
Nebraska Investment Finance
Authority, SFMR	8.64	3/1/26	700,000 c,e	704,984
Nevada--3.1%
Clark County,
IDR (Nevada Power Company
Project)	5.60	10/1/30	3,000,000	2,058,120
Washoe County,
GO Convention Center Revenue
(Reno-Sparks Convention and
Visitors Authority) (Insured;
FSA)	6.40	1/1/10	8,000,000 b	8,383,520
New Hampshire--3.9%
New Hampshire Business Finance
Authority, PCR (Public Service
Company of New Hampshire
Project) (Insured; MBIA, Inc.)	6.00	5/1/21	2,690,000	2,491,370
New Hampshire Business Finance
Authority, PCR (Public Service
Company of New Hampshire
Project) (Insured; MBIA, Inc.)	6.00	5/1/21	6,000,000	5,556,960
New Hampshire Industrial
Development Authority, PCR
(Connecticut Light and Power
Company Project)	5.90	11/1/16	5,400,000	5,326,884
New Jersey--4.6%
New Jersey Economic Development
Authority, Special Facility
Revenue (Continental Airlines,
Inc. Project)	6.25	9/15/19	4,620,000	3,426,700
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement

Asset-Backed Bonds	7.00	6/1/13	10,095,000 b	12,186,886
New York--8.7%
Austin Trust
(Port Authority of New York
and New Jersey, Consolidated
Bonds, 151th Series)	6.00	9/15/28	10,000,000 c,f	10,174,150
Long Island Power Authority,
Electric System General Revenue	6.25	4/1/33	3,000,000	3,217,980
Metropolitan Transportation
Authority, Transportation
Revenue	6.25	11/15/23	5,000,000	5,635,150
New York City Industrial
Development Agency, Special
Facility Revenue (American
Airlines, Inc. John F. Kennedy
International Airport Project)	8.00	8/1/28	3,000,000	2,317,680
New York City Industrial
Development Agency, Special
Facility Revenue (American
Airlines, Inc. John F. Kennedy
International Airport Project)	7.75	8/1/31	5,000,000	3,712,550
New York State Dormitory
Authority, Revenue (Marymount
Manhattan College) (Insured;
Radian)	6.25	7/1/29	4,000,000	3,703,160
New York State Dormitory
Authority, Revenue (Suffolk
County Judicial Facility)	9.50	4/15/14	605,000	805,116
North Carolina--1.5%
North Carolina Eastern Municipal
Power Agency, Power System
Revenue	6.70	1/1/19	2,500,000	2,557,950
North Carolina Housing Finance
Agency, Home Ownership Revenue	5.88	7/1/31	2,575,000	2,557,361
Ohio--1.5%
Cuyahoga County,
Hospital Facilities Revenue
(UHHS/CSAHS-Cuyahoga, Inc. and
CSAHS/UHHS-Canton, Inc.
Project)	7.50	1/1/30	3,500,000	3,393,915
Port of Greater Cincinnati
Development Authority, Tax
Increment Development Revenue
(Fairfax Village Red Bank
Infrastructure Project)	5.63	2/1/36	2,530,000	1,650,749
Oklahoma--1.5%
Oklahoma Development Finance
Authority, Revenue (Saint John
Health System)	6.00	2/15/29	2,250,000	2,256,097
Oklahoma Industries Authority,
Health System Revenue
(Obligated Group) (Insured;
MBIA, Inc.)	5.75	8/15/09	2,895,000 b	2,994,414
Pennsylvania--2.4%
Allegheny County Port Authority,
Special Transportation Revenue

(Insured; MBIA, Inc.)	6.13	3/1/09	4,750,000 b	4,800,492
Pennsylvania Economic Development
Financing Authority, SWDR (USG
Corporation Project)	6.00	6/1/31	7,000,000	3,136,630
Pennsylvania Housing Finance
Agency, Multi-Family
Development Revenue	8.25	12/15/19	214,000	214,475
South Carolina--3.9%
Greenville Hospital System,
Hospital Facilities Revenue
(Insured; AMBAC)	5.50	5/1/26	7,000,000	7,032,760
Richland County,
EIR (International Paper
Company Project)	6.10	4/1/23	8,500,000	6,208,315
Tennessee--4.7%
Johnson City Health and
Educational Facilities Board,
Hospital First Mortgage
Revenue (Mountain States
Health Alliance)	7.50	7/1/12	2,000,000 b	2,284,420
Johnson City Health and
Educational Facilities Board,
Hospital First Mortgage
Revenue (Mountain States
Health Alliance)	7.50	7/1/12	4,875,000 b	5,568,274
Knox County Health, Educational
and Housing Facility Board,
Revenue (University Health
System, Inc.)	5.25	4/1/36	3,650,000	2,712,023
Memphis Center City Revenue
Finance Corporation, Sports
Facility Revenue (Memphis
Redbirds Baseball Foundation
Project)	6.50	9/1/28	6,000,000 g	4,046,040
Tennessee Housing Development
Agency, Homeownership Program
Revenue	6.00	1/1/28	1,340,000	1,359,819
Texas--29.0%
Brazos River Authority,
PCR (TXU Electric Company
Project)	8.25	5/1/33	3,000,000	1,764,450
Brazos River Harbor Navigation
District, Revenue (The Dow
Chemical Company Project)	5.13	5/15/33	5,000,000	3,125,700
Cities of Dallas and Fort Worth,
Dallas/Fort Worth
International Airport Facility
Improvement Corporation,
Revenue (Learjet Inc. Project)	6.15	1/1/16	3,000,000	2,477,970
Gregg County Health Facilities
Development Corporation, HR
(Good Shepherd Medical Center
Project) (Insured; Radian)	6.38	10/1/10	2,500,000 b	2,686,950
Gulf Coast Industrial Development
Authority, Environmental
Facilities Revenue (Microgy

Holdings Project)	7.00	12/1/36	5,000,000	3,226,750
Harris County Health Facilities
Development Corporation, HR
(Memorial Hermann Healthcare
System)	6.38	6/1/11	7,000,000 b	7,821,870
Harris County Health Facilities
Development Corporation, HR
(Memorial Hermann Healthcare
System)	7.25	12/1/35	9,290,000	9,776,146
Harris County Hospital District,
Senior Lien Revenue (Insured;
MBIA, Inc.)	5.25	2/15/42	5,000,000	4,357,400
Harris County-Houston Sports
Authority, Third Lien Revenue
(Insured; MBIA, Inc.)	0.00	11/15/31	9,685,000 a	1,601,899
Lubbock Housing Financing
Corporation, SFMR
(Collateralized: FNMA and GNMA)	6.70	10/1/30	900,000	946,881
Matagorda County Navigation
District Number One, Revenue
(Houston Lighting and Power
Company Project) (Insured;
AMBAC)	5.13	11/1/28	4,295,000	3,288,338
North Texas Tollway Authority,
First Tier System Revenue
(Insured; Assured Guaranty)	5.75	1/1/40	14,705,000	15,020,422
North Texas Tollway Authority,
Second Tier System Revenue	5.75	1/1/38	6,650,000	6,083,686
Sabine River Authority,
PCR (TXU Electric Company
Project)	6.45	6/1/21	4,900,000	2,634,828
Texas
(Veterans' Land)	6.00	12/1/30	3,935,000	3,822,931
Texas,
GO (Veterans Housing
Assistance Program)
(Collateralized; FHA)	6.10	6/1/31	8,510,000	8,336,651
Texas Department of Housing and
Community Affairs, Home
Mortgage Revenue
(Collateralized: FHLMC, FNMA
and GNMA)	10.93	7/2/24	900,000 e	947,043
Texas Department of Housing and
Community Affairs, Residential
Mortgage Revenue
(Collateralized: FHLMC, FNMA
and GNMA)	5.35	7/1/33	5,070,000	4,717,889
Texas Turnpike Authority,
Central Texas Turnpike System
Revenue (Insured; AMBAC)	5.25	8/15/42	5,375,000	4,644,537
Tomball Hospital Authority,
Revenue (Tomball Regional
Hospital)	6.00	7/1/25	4,650,000	3,672,198
Tyler Health Facilities
Development Corporation, HR,
Refunding and Improvement

Bonds (East Texas Medical
Center Regional Healthcare
System Project)	5.25	11/1/32	6,915,000	4,682,700
Willacy County Local Government
Corporation, Project Revenue	6.88	9/1/28	4,000,000	2,916,640
Virginia--6.4%
Henrico County Industrial
Development Authority, Revenue
(Bon Secours Health System)
(Insured; FSA)	10.73	8/23/27	7,450,000 e	7,647,947
Virginia Housing Development
Authority, Commonwealth
Mortgage Revenue	6.25	7/1/31	5,250,000	5,491,290
Virginia Housing Development
Authority, Rental Housing
Revenue	6.20	8/1/24	8,520,000	8,613,209
Washington--4.8%
Washington Health Care Facilities
Authority, Mortgage Revenue
(Highline Medical Center)
(Collateralized; FHA)	6.25	8/1/36	6,000,000	6,169,500
Washington Higher Educational
Facilities Authority, Revenue
(Whitman College)	5.88	10/1/09	10,000,000 b	10,319,500
Wisconsin--8.0%
Badger Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	6.13	6/1/27	8,280,000	7,899,700
Badger Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	7.00	6/1/28	14,570,000	14,689,911
Wisconsin Health and Educational
Facilities Authority, Revenue
(Aurora Health Care, Inc.)	6.40	4/15/33	5,500,000	4,502,465
Total Long-Term Municipal Investments
(cost $562,208,354)				504,397,635
Short-Term Municipal	Coupon	Maturity	Principal
Investments--6.8%	Rate (%)	Date	Amount ($)	Value ($)
Florida--2.4%
Hillsborough County School Board,
COP (Master Lease Purchase
Agreement) (LOC; Wachovia Bank)	0.60	3/1/09	4,900,000 h	4,900,000
Lee Memorial Health System,
HR (LOC; Bank of America)	0.55	3/1/09	3,200,000 h	3,200,000
New York--3.4%
Monroe County,
GO Notes, RAN	6.50	4/15/09	5,000,000	5,019,200
New York City,
GO Notes (Liquidity Facility;
Allied Irish Banks)	0.70	3/1/09	6,600,000 h	6,600,000
Pennsylvania--1.0%
Lancaster County Hospital
Authority, Health System

Revenue (The Lancaster General
Hospital Refunding Project)
(LOC; Bank of America)	0.52	3/1/09	3,300,000 h	3,300,000
Total Short-Term Municipal Investments
(cost $23,000,000)				23,019,200
Total Investments (cost $585,208,354)			155.1%	527,416,835
Liabilities, Less Cash and Receivables			(.4%)	(1,363,985)
Preferred Stock, at redemption value			(54.7%)	(186,000,000)
Net Assets Applicable to Common Shareholders			100.0%	340,052,850

a	Security issued with a zero coupon. Income is recognized through the accretion of discount.
b	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2009, these securities amounted to $14,442,451 or 4.2% of net assets applicable to Common Shareholders.
d	Purchased on delayed delivery basis.
e	Inverse floater security--the interest rate is subject to change periodically.
f	Collateral for floating rate borrowings.
g	Non-income producing--security in default.
h	Variable rate demand note - rate shown is the interest rate in effect at February 28, 2009. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
I	At February 28, 2009, the fund had $98,381,062 or 28.9% of net assets applicable to Common Shareholders invested in securities whose payment of principal and interest is dependent upon revenues generated from health care projects.

At February 28, 2009, the aggregate cost of investment securities for income tax purposes was $585,208,354. Net unrealized depreciation on investments was $57,791,519 of which $15,860,641 related to appreciated investment securities and $73,652,160 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations
ABAG	Association Of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BIGI	Bond Investors Guaranty Insurance
BPA	Bond Purchase Agreement	CGIC	Capital Guaranty Insurance Company
CIC	Continental Insurance Company	CIFG	CDC Ixis Financial Guaranty
CMAC	Capital Market Assurance Corporation	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association

FSA	Financial Security Assurance	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LOC	Letter of Credit
LOR	Limited Obligation Revenue	LR	Lease Revenue
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),

Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2009 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Quoted	Significant Observable	Unobservable
Assets ($)	Prices	Inputs	Inputs	Total
Investment in Securities	0	527,416,835	0	527,416,835
Other Financial Instruments+	0	0	0	0
Liabilities ($)
Other Financial Instruments+	0	0	0	0

† Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts, swap contracts and any options contracts.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Strategic Municipal Bond Fund, Inc.

By:	/s/ J. David Officer
J. David Officer
President

Date:	April 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	April 23, 2009

By:	/s/ James Windels
James Windels
Treasurer

Date:	April 23, 2009

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)